Schedule of financial liabilities by type (Details) - Liquidity risk [member] - INR (₨) ₨ in Thousands		Mar. 31, 2023	Mar. 31, 2022
IfrsStatementLineItems [Line Items]
Carrying Amount		₨ 5,270,336	₨ 3,578,432
Contractual Cash Flows	[1]	5,464,306	3,708,240
Not later than one year [member]
IfrsStatementLineItems [Line Items]
Contractual Cash Flows		5,172,368	3,336,871
Later than one year and not later than five years [member]
IfrsStatementLineItems [Line Items]
Contractual Cash Flows		263,299	286,751
Later than five years [member]
IfrsStatementLineItems [Line Items]
Contractual Cash Flows		28,639	84,618
Vehicle Loan [Member]
IfrsStatementLineItems [Line Items]
Carrying Amount		23,875	7,180
Contractual Cash Flows	[1]	29,287	7,988
Vehicle Loan [Member] | Not later than one year [member]
IfrsStatementLineItems [Line Items]
Contractual Cash Flows		6,894	3,426
Vehicle Loan [Member] | Later than one year and not later than five years [member]
IfrsStatementLineItems [Line Items]
Contractual Cash Flows		22,393	4,562
Vehicle Loan [Member] | Later than five years [member]
IfrsStatementLineItems [Line Items]
Contractual Cash Flows
Lease liabilities [member]
IfrsStatementLineItems [Line Items]
Carrying Amount		251,228	269,659
Contractual Cash Flows	[1]	349,377	398,659
Lease liabilities [member] | Not later than one year [member]
IfrsStatementLineItems [Line Items]
Contractual Cash Flows		79,832	74,457
Lease liabilities [member] | Later than one year and not later than five years [member]
IfrsStatementLineItems [Line Items]
Contractual Cash Flows		240,906	239,584
Lease liabilities [member] | Later than five years [member]
IfrsStatementLineItems [Line Items]
Contractual Cash Flows		28,639	84,618
Trade and Other Payables [Member]
IfrsStatementLineItems [Line Items]
Carrying Amount		2,176,353	2,437,317
Contractual Cash Flows	[1]	2,176,353	2,437,317
Trade and Other Payables [Member] | Not later than one year [member]
IfrsStatementLineItems [Line Items]
Contractual Cash Flows		2,176,353	2,394,712
Trade and Other Payables [Member] | Later than one year and not later than five years [member]
IfrsStatementLineItems [Line Items]
Contractual Cash Flows			42,605
Trade and Other Payables [Member] | Later than five years [member]
IfrsStatementLineItems [Line Items]
Contractual Cash Flows
Invoice Discounting [Member]
IfrsStatementLineItems [Line Items]
Carrying Amount		1,089,699	351,399
Contractual Cash Flows	[1]	1,089,699	351,399
Invoice Discounting [Member] | Not later than one year [member]
IfrsStatementLineItems [Line Items]
Contractual Cash Flows		1,089,699	351,399
Invoice Discounting [Member] | Later than one year and not later than five years [member]
IfrsStatementLineItems [Line Items]
Contractual Cash Flows
Invoice Discounting [Member] | Later than five years [member]
IfrsStatementLineItems [Line Items]
Contractual Cash Flows
Other Current Liabilities [member]
IfrsStatementLineItems [Line Items]
Carrying Amount		490,103	512,877
Contractual Cash Flows	[1]	490,103	512,877
Other Current Liabilities [Member] | Not later than one year [member]
IfrsStatementLineItems [Line Items]
Contractual Cash Flows		490,103	512,877
Other Current Liabilities [Member] | Later than one year and not later than five years [member]
IfrsStatementLineItems [Line Items]
Contractual Cash Flows
Non Convertible Debenture [Member]
IfrsStatementLineItems [Line Items]
Carrying Amount		417,178
Contractual Cash Flows	[1]	417,178
Non Convertible Debenture [Member] | Not later than one year [member]
IfrsStatementLineItems [Line Items]
Contractual Cash Flows		417,178
Non Convertible Debenture [Member] | Later than one year and not later than five years [member]
IfrsStatementLineItems [Line Items]
Contractual Cash Flows
Non Convertible Debenture [Member] | Later than five years [member]
IfrsStatementLineItems [Line Items]
Contractual Cash Flows
Unsecured Loan [Member]
IfrsStatementLineItems [Line Items]
Carrying Amount		821,900
Contractual Cash Flows	[1]	912,309
Unsecured Loan [Member] | Not later than one year [member]
IfrsStatementLineItems [Line Items]
Contractual Cash Flows		912,309
Unsecured Loan [Member] | Later than one year and not later than five years [member]
IfrsStatementLineItems [Line Items]
Contractual Cash Flows
Unsecured Loan [Member] | Later than five years [member]
IfrsStatementLineItems [Line Items]
Contractual Cash Flows

[1]	Represents Undiscounted cash flows of interest and principal